EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
Events after reporting date [Abstract]
EVENTS AFTER THE REPORTING PERIOD

45	EVENTS AFTER THE REPORTING PERIOD

a)
On 16 February 2022, the Company’s Board of Directors declared an interim quarterly cash dividend of US$0.72 per ordinary share, payable on or about 22 March 2022, to all shareholders of record as of 11 March 2022 (the “Record Date”). As of
16
February, 2022, there were 18,484,861 common shares of the Company outstanding (excluding treasury shares).

b)
At the end of February 2022, following the Russian invasion of the Ukraine, Russia has been subjected to numerous economic sanctions. Such measures have and will likely continue to cause severe trade disruptions. Management considers the conflict and subsequent sanctions to be a non-adjusting event for the financial year ended 31 December 2021. The extent to which the sanctions will impact the Group’s subsequent results of operations and financial condition, will depend on future developments, which are highly uncertain and cannot be predicted.